Prospectus SI Class [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prospectus-SI Class | Payden Global Fixed Income Fund | Payden Global Fixed Income Fund (SI Class)
Prospectus [Line Items]
Annual Return [Percent]	5.35%	4.06%	7.40%	(12.26%)